Fair Value Of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses consisted of the following (in thousands):

	June 30, 2020	September 30, 2019
Employee related liabilities	$23,605	$17,202
Professional fees	5,863	14,160
Freight	4,191	4,158
Warranty	3,375	2,543
Marketing	2,794	2,026
Construction in progress	1,547	903
Capital lease	922	721
Contingent consideration	—	1,303
Other	4,925	4,887

Total accrued expenses and other current liabilities	$47,222	$47,903

	As of September 30,
	2019				2018
(In thousands)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent compensation	$1,303	$—	$—	1,303	$888	$—	$—	$888
Contingent consideration	—	—	—	—	1,012	—	—	1,012

Total contingent consideration and compensation	$1,303	$—	$—	$1,303	$1,900	$—	$—	$1,900

Summary of Carrying Values and the Estimated Fair Values of the Debt Financial Instruments

The carrying values and the estimated fair values of the debt financial instruments (Level 2 measurements) consisted of the following (in thousands):

	June 30, 2020		September 30, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Term Loan Agreement due May 5, 2024	$467,112	$461,273	$808,507	$804,464
2021 Senior Notes due October 1, 2021	—	—	315,000	315,000
Revolving Credit Facility, expires March 9, 2022	44,000	44,000	—	—

The carrying values and the estimated fair values of debt financial instruments (Level 2 measurements) as of September 30 are as follows:

	2019		2018
(In thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Term loan due May 5, 2024	$808,507	$804,464	$816,570	$821,306
Senior Notes due October 1, 2021	$315,000	$315,000	$315,000	$320,119

Summary of Aggregate Fair Value of the Contingent Consideration and Compensation Expense

The following table provides a roll-forward of the aggregate fair value of the contingent consideration and compensation expense categorized as Level 3 (in thousands).

	Nine Months Ended June 30,
	2020	2019
Beginning balance	$1,303	$1,900
Change in fair value of contingent consideration	—	53
Less: contingent payments	(1,675)	(3,675)
Contingent payment recognized as compensation expense	372	2,653

Ending balance	$—	$931

The following table provides a roll-forward of the aggregate fair value of the contingent consideration and compensation categorized as Level 3 for the years ended September 30, 2019 and 2018:

(US dollars in thousands)	As of September 30, 2019	As of September 30, 2018
Beginning balance	$1,900	$—
Issuance of contingent consideration in connection with acquisition	—	2,822
Change in fair value of contingent consideration	53	(1,810)
Less contingent payments	(3,675)	—
Compensation expense recognized	3,025	888

Ending balance	$1,303	$1,900